Revenues (Tables)	12 Months Ended
Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue	The following table provides information about disaggregated revenue by geographical areas

	Year Ended December 31,
	2022	2021	2020
EMEA	$92,749	$88,441	$65,807
America	141,920	126,929	100,835
APAC	35,982	30,876	28,271
Total	$270,651	$246,246	$194,913

Summary of Contract Balances
The following table provides information about accounts receivable, contract assets, and contract liabilities from contracts with customers:

	December 31, 2022	December 31, 2021
Contract liabilities, current	$152,709	$122,983
Contract liabilities, non-current	42,173	36,426